Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued liabilities
The summary of accounts payable and accrued liabilities

	At December 31,	At December 31,
	2019	2019
Accounts payable	$3.5	$6.8
Accrued liabilities	37.3	35.0
	$40.8	$41.8